Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies
Schedule of subsidiaries by geographical location

The principal subsidiaries of the Company, their geographic locations and their related participation at December 31, 2025 and 2024 were as follows:

Entity	Jurisdiction	% ownership	Functional currency
Barkerville Gold Mines Ltd. (“Barkerville”)	British Columbia, CA	100%	Canadian dollar
Sapuchi Minera, S. de R.L. de C.V. (“Sapuchi”)	Mexico	100%	Mexican peso
Tintic Consolidated Metals LLC (“Tintic”)	Utah, USA	100%	United States dollar
(i)	On November 24, 2025, the Company entered into an agreement to sale 100% of its interest in Sapuchi and the sale transaction was completed on January 27, 2026 (note 6 and 34)

Schedule of estimated useful life of property and equipment

Leasehold improvements	Lease term
Furniture and office equipment	2‑7 years
Exploration equipment and facilities	2‑20 years
Mining plant and equipment (development)	3‑20 years
Right-of-use assets	Lesser of useful life and term lease